UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE CONSERVATIVE FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

97460-0414                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE CONSERVATIVE FUND
February 28, 2014 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES      SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               EQUITY MUTUAL FUNDS (14.2%)
    25,292     USAA Aggressive Growth Fund                                                 $     1,047
   109,296     USAA Emerging Markets Fund                                                        1,811
    46,078     USAA Growth Fund                                                                  1,068
   103,794     USAA Income Stock Fund                                                            1,777
   117,078     USAA International Fund                                                           3,550
    59,186     USAA Precious Metals and Minerals Fund                                              965
    40,520     USAA S&P 500 Index Fund                                                           1,079
    66,805     USAA Small Cap Stock Fund                                                         1,276
    52,743     USAA Value Fund                                                                   1,032
                                                                                           -----------
               Total Equity Mutual Funds (cost: $11,937)                                        13,605
                                                                                           -----------
               FIXED-INCOME MUTUAL FUNDS (83.8%)
   642,693     USAA High Income Fund                                                             5,694
 2,340,288     USAA Income Fund                                                                 30,798
 2,009,167     USAA Intermediate-Term Bond Fund                                                 21,799
 2,354,728     USAA Short-Term Bond Fund                                                        21,758
                                                                                           -----------
               Total Fixed-Income Mutual Funds
               (cost: $80,488)                                                                  80,049
                                                                                           -----------
               MONEY MARKET INSTRUMENTS (2.1%)

               MONEY MARKET FUNDS (2.1%)
 1,974,899     State Street Institutional Liquid Reserve Fund, 0.07% (a)(cost: $1,975)           1,975
                                                                                           -----------

               TOTAL INVESTMENTS (COST: $94,400)                                           $    95,629
                                                                                           ===========

($ in 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                          (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                        QUOTED PRICES        OTHER         SIGNIFICANT
                                          IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                           MARKETS        OBSERVABLE         INPUTS
                                        FOR IDENTICAL       INPUTS
ASSETS                                      ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------
Equity Mutual Funds                     $      13,605     $        --     $         --     $    13,605
Fixed-Income Mutual Funds                      80,049              --               --          80,049
Money Market Instruments:
  Money Market Funds                            1,975              --               --           1,975
------------------------------------------------------------------------------------------------------
Total                                   $      95,629     $        --     $         --     $    95,629
------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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1  | USAA Cornerstone Conservative Fund
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NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered

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2  | USAA Cornerstone Conservative Fund
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unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $1,998,000 and $769,000, respectively, resulting in net unrealized appreciation of $1,229,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $95,574,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to the Fund's investment in the underlying USAA Funds for the nine-month period ended February 28, 2014 (in thousands):

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3  | USAA Cornerstone Conservative Fund
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
                                 Purchase     Sales    Dividend   Realized Gain         Market Value
Affiliated USAA Fund              Cost(a)   Proceeds    Income      (Loss)(b)     05/31/2013   02/28/2014
------------------------------   --------   --------   --------   -------------   ----------   ----------
Aggressive Growth                    $177         $-        $23              $-         $776       $1,047
Emerging Markets                      555          -         13               -        1,326        1,811
Growth                                 98          -          8               -          797        1,068
High Income                         1,641          -        217               -        4,083        5,694
Income                              9,470        450        815            (24)       22,141       30,798
Income Stock                          354          -         21               -        1,293        1,777
Intermediate-Term Bond              6,316          -        595               -       15,680       21,799
International                         693          -         31               -        2,523        3,550
Precious Metals and Minerals          272          -          4               -          665          965
S&P 500 Index                         150          -         12               -          803        1,079
Short-Term Bond                     6,506        400        278             (7)       15,663       21,758
Small Cap Stock                       212          -          -               -          960        1,276
Value                                 156          -         10               -          778        1,032

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at February 28, 2014.

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                                          Notes to Portfolio of Investments |  4


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/28/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/24/2014
         ------------------------------